Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Average employees over year	107,776	113,182	118,025
Employees at year-end	104,150	112,797	114,604
Percentage of female employees	38.00%	38.00%
Operating segments
Disclosure of operating segments [line items]
Number of employees with disabilities	1,347	1,119
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	22,872	22,992	25,338
Employees at year-end	22,976	22,978	23,081
Number of employees with disabilities	471	215
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	2,884	6,501	6,940
Employees at year-end	0	6,318	6,861
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	7,375	7,770	8,034
Employees at year-end	7,056	7,701	7,955
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	33,987	33,938	33,147
Employees at year-end	34,343	33,828	33,905
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Average employees over year	31,806	33,872	35,928
Employees at year-end	30,717	33,506	34,474
Other companies | Operating segments
Disclosure of operating segments [line items]
Average employees over year	8,852	8,109	8,638
Employees at year-end	9,058	8,466	8,328